Stock-based Activity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options	$ 3,968,849		$ 384,326,400
Unrecognized stock-based compensation expense, recognition period	2 years 2 months 27 days		2 years 3 months 7 days
Weighted average remaining Contractual term, stock options outstanding	9 years 2 months 9 days	7 years 8 months 12 days	9 years 1 month 17 days	7 years 10 months 24 days
Options Granted	1,346,000		3,015,850	90,876
Weighted average exercise price	$ 0.76		$ 2.23	$ 8.47
Volatility minimum	81.98%
Volatility maximum	83.75%
Dividend rate	0.00%		0.00%	0.00%
Expected term	6 years
Risk-free interest rate, minimum	1.23%
Risk-free interest rate, maximum	1.43%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options	$ 3,415,151
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, recognition period	2 years 7 days